Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Information technology (IT) is critical to many of our operating activities and is subject to security threats and increasingly sophisticated cyber-attacks. As a result, we have policies and processes in place to assess, identify, and manage the strategic and operational IT-related risks as a component of our risk management program (ERM). These risks include the risk of cyber-attacks on IT infrastructure and intellectual property, as well as on cybersecurity for our online product offerings.

We have training in place for all employees and contracted advisors on information security and privacy practices so that they understand their responsibilities with respect to data security and privacy. Annual training includes topics such as data protection and IT security essentials. We also annually host cyber crisis response simulations with management and employees to practice rapid cyber incident response. We work with third party business partners in the financial and business community to continually share and receive cyber threat intelligence.

To date, no cyber-attacks have had a material impact on operations or financial reporting.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	we have policies and processes in place to assess, identify, and manage the strategic and operational IT-related risks as a component of our risk management program (ERM). These risks include the risk of cyber-attacks on IT infrastructure and intellectual property, as well as on cybersecurity for our online product offerings.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

Management, led by the Company’s Chief Technology Officer (CTO), is responsible for the day-to-day assessment and management of our material risks from cybersecurity threats, has oversight responsibility for the cybersecurity strategy and program. Weekly internal updates are made by his IT security team to discuss specific cybersecurity incidents, planned or in progress responses, ongoing mitigation processes, and remediation efforts, as applicable. Our CTO, who reports to the CEO of the Company, has more than 20 years of experience in the field of cybersecurity, including more than 15 years working in the IT services industry building and delivering cybersecurity services across various geographies.

We have a dedicated Cybersecurity Operations Center under the direct management of the CTO that continuously monitors for threats and unauthorized access. The Cybersecurity Operations Center is staffed by appropriately qualified cyber and information security professionals. We have put in place controls and processes to inform and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents. These controls and procedures are designed to ensure prompt escalation and report of certain cybersecurity incidents from the designed personnel to our CTO (or CEO if the matter is serious), so that decisions regarding public disclosure and reporting of such incidents can be made by executive management and board of directors in a timely manner. The escalation processes are based on defined prioritization and severity assessment criteria.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Management, led by the Company’s Chief Technology Officer (CTO), is responsible for the day-to-day assessment and management of our material risks from cybersecurity threats, has oversight responsibility for the cybersecurity strategy and program.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CTO, who reports to the CEO of the Company, has more than 20 years of experience in the field of cybersecurity, including more than 15 years working in the IT services industry building and delivering cybersecurity services across various geographies.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	We have put in place controls and processes to inform and monitor the prevention, detection, mitigation, and remediation of cybersecurity incidents. These controls and procedures are designed to ensure prompt escalation and report of certain cybersecurity incidents from the designed personnel to our CTO (or CEO if the matter is serious), so that decisions regarding public disclosure and reporting of such incidents can be made by executive management and board of directors in a timely manner. The escalation processes are based on defined prioritization and severity assessment criteria.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true